Postemployment benefit plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Postemployment benefit plans
Postemployment benefit plans

We provide defined benefit pension plans, defined contribution plans and/or other postretirement benefit plans (retirement health care and life insurance) to employees in many of our locations throughout the world. Our defined benefit pension plans provide a benefit based on years of service and/or the employee’s average earnings near retirement. Our defined contribution plans allow employees to contribute a portion of their salary to help save for retirement, and in certain cases, we provide a matching contribution. The benefit obligation related to our non-U.S. defined benefit pension plans are for employees located primarily in Europe, Japan and Brazil. For other postretirement benefits, substantially all of our benefit obligation is for employees located in the United States.

In February 2012, we announced the closure of the Electro-Motive Diesel facility located in London, Ontario. As a result of the closure, we recognized a $37 million other postretirement benefits curtailment gain. This excludes a $21 million loss of a third-party receivable for other postretirement benefits that was eliminated due to the closure. In addition, a $10 million contractual termination benefit expense was recognized related to statutory pension benefits required to be paid to certain affected employees. As a result, a net gain of $6 million related to the facility closure was recognized in Other operating (income) expenses in Statement 1.

In August 2012, we announced changes to our U.S. hourly pension plan, which impacted certain hourly employees. For the impacted employees, pension benefit accruals were frozen on January 1, 2013 or will freeze January 1, 2016, at which time employees will become eligible for various provisions of company sponsored 401(k) plans including a matching contribution and an annual employer contribution. The plan changes resulted in a curtailment and required a remeasurement as of August 31, 2012. The curtailment and the remeasurement resulted in a net increase in our Liability for postemployment benefits of $243 million and a net loss of $153 million, net of tax, recognized in Accumulated other comprehensive income (loss). The increase in the liability was primarily due to a decline in the discount rate. Also, the curtailment resulted in expense of $7 million which was recognized in Other operating (income) expenses in Statement 1.

A.	Benefit obligations

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Change in benefit obligation:
Benefit obligation, beginning of year	$15,913	$14,782	$13,024	$4,737	$4,299	$3,867	$5,453	$5,381	$5,184
Service cost	196	185	158	120	108	115	108	92	84
Interest cost	581	609	651	166	182	182	195	221	253
Plan amendments	—	—	1	—	12	(24)	1	(38)	(121)
Actuarial losses (gains)	(1,450)	1,168	1,635	(41)	385	312	(658)	186	306
Foreign currency exchange rates	—	—	—	(81)	49	(32)	(19)	(11)	(19)
Participant contributions	—	—	—	10	9	9	57	48	44
Benefits paid - gross	(845)	(831)	(823)	(254)	(190)	(187)	(339)	(394)	(388)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	8	16	14
Curtailments, settlements and termination benefits	(7)	—	(3)	(56)	(67)	(83)	—	(48)	(6)
Acquisitions, divestitures and other [1]	31	—	139	8	(50)	140	(22)	—	30
Benefit obligation, end of year	$14,419	$15,913	$14,782	$4,609	$4,737	$4,299	$4,784	$5,453	$5,381
Accumulated benefit obligation, end of year	$14,056	$15,132	$14,055	$4,247	$4,329	$3,744

Weighted-average assumptions used to determine benefit obligation:
Discount rate [2]	4.6%	3.7%	4.3%	4.1%	3.7%	4.3%	4.6%	3.7%	4.3%
Rate of compensation increase [2]	4.0%	4.5%	4.5%	4.2%	3.9%	3.9%	4.0%	4.4%	4.4%

[1]
In 2013, charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits. See Note 26 regarding the divestiture of the third party logistics business in 2012 and Note 24 for the acquisition of Bucyrus International in 2011.

[2]	End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2013 service and interest cost components of other postretirement benefit cost	$26	$(22)
Effect on accumulated postretirement benefit obligation	$274	$(230)

B.	Plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Change in plan assets:
Fair value of plan assets, beginning of year	$10,981	$9,997	$10,760	$3,426	$2,818	$2,880	$789	$814	$996
Actual return on plan assets	1,722	1,235	(270)	535	368	(83)	158	117	(45)
Foreign currency exchange rates	—	—	—	(41)	47	(1)	—	—	—
Company contributions	541	580	212	303	446	234	157	204	207
Participant contributions	—	—	—	10	9	9	57	48	44
Benefits paid	(845)	(831)	(823)	(254)	(190)	(187)	(339)	(394)	(388)
Settlements and termination benefits	(4)	—	—	(30)	(72)	(41)	—	—	—
Acquisitions / other [1]	—	—	118	—	—	7	—	—	—
Fair value of plan assets, end of year	$12,395	$10,981	$9,997	$3,949	$3,426	$2,818	$822	$789	$814

[1]	See Note 24 regarding Bucyrus International in 2011.

Our current U.S. pension target asset allocations are 60 percent equities and 40 percent fixed income.  Our strategy includes further aligning our investments to our liabilities, while reducing risk in our portfolio. Target allocation policies will be revisited periodically to ensure they reflect the overall objectives of the fund.

In general, our non-U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk.  The weighted-average target allocations for the non-U.S. pension plans are 59 percent equities, 32 percent fixed income, 7 percent real estate and 2 percent other.  The target allocations for each plan vary based upon local statutory requirements, demographics of plan participants and funded status.  Plan assets are primarily invested in non-U.S. securities.

Our target allocations for the other postretirement benefit plans are 70 percent equities and 30 percent fixed income.

The U.S. plans are rebalanced to plus or minus 5 percentage points of the target asset allocation ranges on a monthly basis.  The frequency of rebalancing for the non-U.S. plans varies depending on the plan. As a result of our diversification strategies, there are no significant concentrations of risk within the portfolio of investments except for the holdings in Caterpillar stock as discussed below.

The use of certain derivative instruments is permitted where appropriate and necessary for achieving overall investment policy objectives.  The plans do not engage in derivative contracts for speculative purposes.

The accounting guidance on fair value measurements specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques (Level 1, 2 and 3).  See Note 18 for a discussion of the fair value hierarchy.

Fair values are determined as follows:

•	Equity securities are primarily based on valuations for identical instruments in active markets.

•	Fixed income securities are primarily based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

•	Real estate is stated at the fund’s net asset value or at appraised value.

•	Cash, short-term instruments and other are based on the carrying amount, which approximates fair value, or the fund’s net asset value.

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,337	$—	$129	$4,466
Non-U.S. equities	3,058	—	—	3,058

Fixed income securities:
U.S. corporate bonds	—	2,123	34	2,157
Non-U.S. corporate bonds	—	327	20	347
U.S. government bonds	—	774	—	774
U.S. governmental agency mortgage-backed securities	—	905	—	905
Non-U.S. government bonds	—	52	—	52

Real estate	—	—	8	8

Cash, short-term instruments and other	22	606	—	628
Total U.S. pension assets	$7,417	$4,787	$191	$12,395

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,460	$3	$98	$4,561
Non-U.S. equities	2,691	2	—	2,693

Fixed income securities:
U.S. corporate bonds	—	1,490	23	1,513
Non-U.S. corporate bonds	—	231	10	241
U.S. government bonds	—	694	8	702
U.S. governmental agency mortgage-backed securities	—	794	1	795
Non-U.S. government bonds	—	33	3	36

Real estate	—	—	8	8

Cash, short-term instruments and other	13	419	—	432
Total U.S. pension assets	$7,164	$3,666	$151	$10,981

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,314	$—	$77	$4,391
Non-U.S. equities	2,366	—	—	2,366

Fixed income securities:
U.S. corporate bonds	—	1,178	35	1,213
Non-U.S. corporate bonds	—	143	6	149
U.S. government bonds	—	462	7	469
U.S. governmental agency mortgage-backed securities	—	891	3	894
Non-U.S. government bonds	—	31	—	31

Real estate	—	—	8	8

Cash, short-term instruments and other	48	428	—	476
Total U.S. pension assets	$6,728	$3,133	$136	$9,997

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$607	$1	$—	$608
Non-U.S. equities	1,022	160	—	1,182
Global equities [1]	235	54	—	289

Fixed income securities:
U.S. corporate bonds	—	84	9	93
Non-U.S. corporate bonds	—	534	12	546
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	418	—	418
Global fixed income [1]	—	397	—	397

Real estate	—	136	111	247

Cash, short-term instruments and other [2]	141	25	—	166
Total non-U.S. pension assets	$2,005	$1,812	$132	$3,949

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$436	$2	$—	$438
Non-U.S. equities	1,038	118	—	1,156
Global equities [1]	244	27	—	271

Fixed income securities:
U.S. corporate bonds	—	37	3	40
Non-U.S. corporate bonds	—	494	2	496
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	169	—	169
Global fixed income [1]	—	403	—	403

Real estate	—	114	104	218

Cash, short-term instruments and other [2]	185	47	—	232
Total non-U.S. pension assets	$1,903	$1,414	$109	$3,426

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$356	$1	$—	$357
Non-U.S. equities	822	84	—	906
Global equities [1]	198	40	—	238

Fixed income securities:
U.S. corporate bonds	—	16	4	20
Non-U.S. corporate bonds	—	395	5	400
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	200	—	200
Global fixed income [1]	—	363	—	363

Real estate	—	100	97	197

Cash, short-term instruments and other [2]	109	25	—	134
Total non-U.S. pension assets	$1,485	$1,227	$106	$2,818

[1]	Includes funds that invest in both U.S. and non-U.S. securities.

[2]	Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$388	$—	$—	$388
Non-U.S. equities	189	—	—	189

Fixed income securities:
U.S. corporate bonds	—	101	—	101
Non-U.S. corporate bonds	—	17	—	17
U.S. government bonds	—	23	—	23
U.S. governmental agency mortgage-backed securities	—	49	—	49
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	8	45	—	53
Total other postretirement benefit assets	$585	$237	$—	$822

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$387	$—	$—	$387
Non-U.S. equities	194	—	—	194

Fixed income securities:
U.S. corporate bonds	—	70	—	70
Non-U.S. corporate bonds	—	11	—	11
U.S. government bonds	—	27	—	27
U.S. governmental agency mortgage-backed securities	—	33	—	33
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	18	47	—	65
Total other postretirement benefit assets	$599	$190	$—	$789

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$410	$—	$—	$410
Non-U.S. equities	191	—	—	191

Fixed income securities:
U.S. corporate bonds	—	67	—	67
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	21	—	21
U.S. governmental agency mortgage-backed securities	—	47	—	47
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	4	65	—	69
Total other postretirement benefit assets	$605	$209	$—	$814

Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2013, 2012 and 2011.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a market participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2010	$50	$48	$10	$—
Unrealized gains (losses)	(4)	(2)	(2)	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements, net	30	17	—	—
Transfers in and/or out of Level 3	—	(12)	—	—
Balance at December 31, 2011	$77	$51	$8	$—
Unrealized gains (losses)	(4)	—	—	(1)
Realized gains (losses)	4	2	—	—
Purchases, issuances and settlements, net	21	(4)	—	1
Transfers in and/or out of Level 3	—	(4)	—	—
Balance at December 31, 2012	$98	$45	$8	$—
Unrealized gains (losses)	10	(1)	—	—
Realized gains (losses)	4	—	—	—
Purchases, issuances and settlements, net	17	12	—	—
Transfers in and/or out of Level 3	—	(2)	—	—
Balance at December 31, 2013	$129	$54	$8	$—

Non-U.S. Pension
Balance at December 31, 2010	$1	$8	$90	$35
Unrealized gains (losses)	—	1	7	—
Realized gains (losses)	—	—	—	3
Purchases, issuances and settlements, net	(1)	—	—	(38)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$—	$9	$97	$—
Unrealized gains (losses)	—	—	8	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	(1)	(1)	—
Transfers in and/or out of Level 3	—	(3)	—	—
Balance at December 31, 2012	$—	$5	$104	$—
Unrealized gains (losses)	—	—	7	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	16	—	—
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2013	$—	$21	$111	$—

Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits [1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Caterpillar Inc. common stock	$495	$597	$653	$—	$1	$1	$—	$1	$1

[1]	Amounts represent 4 percent, 5 percent and 7 percent of total plan assets for 2013, 2012 and 2011, respectively.

C.	Funded status

The funded status of the plans, reconciled to the amount reported on Statement 3, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2013	2012	2011	2013	2012	2011	2013	2012	2011
End of Year
Fair value of plan assets	$12,395	$10,981	$9,997	$3,949	$3,426	$2,818	$822	$789	$814
Benefit obligations	14,419	15,913	14,782	4,609	4,737	4,299	4,784	5,453	5,381
Over (under) funded status recognized in financial position	$(2,024)	$(4,932)	$(4,785)	$(660)	$(1,311)	$(1,481)	$(3,962)	$(4,664)	$(4,567)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$5	$—	$—	$123	$30	$3	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(26)	(23)	(21)	(29)	(27)	(26)	(169)	(169)	(171)
Liability for postemployment benefits (non-current liability)	(2,003)	(4,909)	(4,764)	(754)	(1,314)	(1,458)	(3,793)	(4,495)	(4,396)
Net liability recognized	$(2,024)	$(4,932)	$(4,785)	$(660)	$(1,311)	$(1,481)	$(3,962)	$(4,664)	$(4,567)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$4,396	$7,286	$7,044	$1,373	$1,907	$1,712	$662	$1,528	$1,495
Prior service cost (credit)	19	36	63	13	22	15	(84)	(159)	(188)
Transition obligation (asset)	—	—	—	—	—	—	—	3	5
Total	$4,415	$7,322	$7,107	$1,386	$1,929	$1,727	$578	$1,372	$1,312

The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2013 into net periodic benefit cost (pre-tax) in 2014 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Net actuarial loss (gain)	$392	$86	$41
Prior service cost (credit)	17	1	(54)
Transition obligation (asset)	—	—	—
Total	$409	$87	$(13)

The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2013	2012	2011	2013	2012	2011
Projected benefit obligation	$14,352	$15,913	$14,782	$4,177	$4,310	$4,293
Accumulated benefit obligation	$13,989	$15,132	$14,055	$3,820	$3,903	$3,738
Fair value of plan assets	$12,323	$10,981	$9,997	$3,394	$2,969	$2,809

The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2013	2012	2011	2013	2012	2011
Projected benefit obligation	$14,352	$15,913	$14,782	$1,436	$4,107	$4,112
Accumulated benefit obligation	$13,989	$15,132	$14,055	$1,374	$3,752	$3,600
Fair value of plan assets	$12,323	$10,981	$9,997	$797	$2,806	$2,661

The accumulated postretirement benefit obligation exceeds plan assets for all of our other postretirement benefit plans for all years presented.

D.	Expected cash flow

Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2014 (expected)	$240	$270	$210

Expected benefit payments:
2014	$890	$250	$340
2015	900	210	350
2016	910	220	350
2017	930	220	360
2018	940	220	360
2019-2023	4,810	1,200	1,850
Total	$9,380	$2,320	$3,610

The above table reflects the total employer contributions and benefits expected to be paid from the plan or from company assets and does not include the participants’ share of the cost. The expected benefit payments for our other postretirement benefits include payments for prescription drug benefits. Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2014	2015	2016	2017	2018	2019-2023	Total
Other postretirement benefits	$20	$20	$20	$20	$20	$115	$215

E.	Net periodic cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$196	$185	$158	$120	$108	$115	$108	$92	$84
Interest cost	581	609	651	166	182	182	195	221	253
Expected return on plan assets [1]	(832)	(812)	(798)	(225)	(215)	(210)	(56)	(63)	(70)
Other adjustments [2]	31	—	—	—	—	—	(22)	—	—
Curtailments, settlements and termination benefits [3]	—	7	—	2	38	19	—	(40)	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	2	2	2
Prior service cost (credit) [4]	18	19	20	1	1	3	(73)	(68)	(55)
Net actuarial loss (gain) [5]	546	504	451	128	97	74	107	100	108
Total cost included in operating profit	$540	$512	$482	$192	$211	$183	$261	$244	$322

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$(2,344)	$745	$2,700	$(406)	$225	$526	$(759)	$133	$408
Amortization of actuarial (loss) gain	(546)	(504)	(451)	(128)	(97)	(72)	(107)	(100)	(108)
Current year prior service cost (credit)	—	(7)	—	(7)	10	(25)	2	(38)	(121)
Amortization of prior service (cost) credit	(18)	(19)	(20)	(1)	(1)	(3)	73	68	55
Amortization of transition (obligation) asset	—	—	—	—	—	—	(2)	(2)	(2)
Total recognized in other comprehensive income	(2,908)	215	2,229	(542)	137	426	(793)	61	232
Total recognized in net periodic cost and other comprehensive income	$(2,368)	$727	$2,711	$(350)	$348	$609	$(532)	$305	$554

Weighted-average assumptions used to determine net cost:
Discount rate	3.7%	4.3%	5.1%	3.7%	4.3%	4.6%	3.7%	4.3%	5.0%
Expected rate of return on plan assets [6]	7.8%	8.0%	8.5%	6.8%	7.1%	7.1%	7.8%	8.0%	8.5%
Rate of compensation increase	4.5%	4.5%	4.5%	3.9%	3.9%	4.1%	4.4%	4.4%	4.4%

[1]	Expected return on plan assets developed using calculated market-related value of plan assets which recognizes differences in expected and actual returns over a three-year period.

[2]	Charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits.

[3]	Curtailments, settlements and termination benefits were recognized in Other operating (income) expenses in Statement 1.

[4]
Prior service cost (credit) for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period of active employees expected to receive benefits from the plan. For pension plans in which all or almost all of the plan's participants are inactive and other postretirement benefit plans in which all or almost all of the plan's participants are fully eligible for benefits under the plan, prior service cost (credit) are amortized using the straight-line method over the remaining life expectancy of those participants.

[5]
Net actuarial loss (gain) for pension and other postretirement benefit plans are generally amortized using the straight-line method over the average remaining service period of active employees expected to receive benefits from the plan. For plans in which all or almost all of the plan’s participants are inactive, net actuarial loss (gain) are amortized using the straight-line method over the remaining life expectancy of the inactive participants.

[6]	The weighted-average rates for 2014 are 7.8 percent and 6.9 percent for U.S. and non-U.S. pension plans, respectively.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars.  The U.S. discount rate is based on a benefit cash flow-matching approach and represents the rate at which our benefit obligations could effectively be settled as of our measurement date, December 31.  The benefit cash flow-matching approach involves analyzing Caterpillar’s projected cash flows against a high quality bond yield curve, calculated using a wide population of corporate Aa bonds available on the measurement date.  The very highest and lowest yielding bonds (top and bottom 10 percent) are excluded from the analysis.  A similar process is used to determine the assumed discount rate for our most significant non-U.S. plans. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase our obligation and future expense.

Our U.S. expected long-term rate of return on plan assets is based on our estimate of long-term passive returns for equities and fixed income securities weighted by the allocation of our pension assets. Based on historical performance, we increase the passive returns due to our active management of the plan assets. To arrive at our expected long-term return, the amount added for active management was 1 percent for 2013, 2012 and 2011.  A similar process is used to determine this rate for our non-U.S. plans.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. We assumed a weighted-average increase of 7.1 percent in our calculation of 2013 benefit expense.  We expect a weighted-average increase of 6.6 percent during 2014.  The 2013 and 2014 rates are assumed to decrease gradually to the ultimate health care trend rate of 5 percent in 2019. This rate represents 3 percent general inflation plus 2 percent additional health care inflation.

F.	Other postemployment benefit plans

We offer long-term disability benefits, continued health care for disabled employees, survivor income benefit insurance and supplemental unemployment benefits to substantially all U.S. employees.

G.	Defined contribution plans

We have both U.S. and non-U.S. employee defined contribution plans to help employees save for retirement. Our primary U.S. 401(k) plan allows eligible employees to contribute a portion of their cash compensation to the plan on a tax-deferred basis. Employees with frozen defined benefit pension accruals are eligible for matching contributions equal to 100 percent of employee contributions to the plan up to 6 percent of cash compensation and an annual employer contribution that ranges from 3 to 5 percent of cash compensation (depending on years of service and age). Employees that are still accruing benefits under a defined benefit pension plan are eligible for matching contributions equal to 50 percent of employee contributions up to 6 percent of cash compensation. Various other U.S. and non-U.S. defined contribution plans allow eligible employees to contribute a portion of their salary to the plans, and in some cases, we provide a matching contribution to the funds.

Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2013	2012	2011
U.S. plans	$308	$260	$219
Non-U.S. plans	64	60	54
	$372	$320	$273

H.	Summary of long-term liability:

	December 31,
(Millions of dollars)	2013	2012	2011
Pensions:
U.S. pensions	$2,003	$4,909	$4,764
Non-U.S. pensions	754	1,314	1,458
Total pensions	2,757	6,223	6,222
Postretirement benefits other than pensions	3,793	4,495	4,396
Other postemployment benefits	99	81	73
Defined contribution	324	286	265
	$6,973	$11,085	$10,956